TAXES ON INCOME (Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Income / (Loss) before Income Taxes		$ 5,267	$ 5,279	$ (1,148)
Statutory tax rate in Israel	26.50%	25.00%	25.00%	24.00%
Theoretical taxes on income (tax benefit)		1,317	1,320	(276)
Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate		453	434	(73)
Reduced tax rate on income derived from "Preferred Enterprises" plans		(255)	(143)	103
Change in enacted tax rates		34
Exempt income			(4)	(10)
Valuation allowance		294	499
Tax in respect of prior years		(342)	(83)	(24)
Permanent differences		(460)	67	(55)
Taxes on income (tax benefit) as reported in the statements of income (loss)		$ 1,041	$ 2,090	$ (335)